Other Comprehensive Income (Loss) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance		$ (189,750)	$ (47,920)
Other comprehensive income before reclassifications	(31,649)	(299,252)	(150,675)
Amounts reclassified from Accumulated Other comprehensive income	(25,124)	(6,283)	(8,845)
Net current period other comprehensive income	(6,525)	(292,969)
Balance	(492,113)		(189,750)
Total FMC-AG and Co. KGaA [Member]
Balance	(485,767)	(194,045)	(49,724)
Other comprehensive income before reclassifications	(31,470)	(298,005)	(153,166)
Amounts reclassified from Accumulated Other comprehensive income	(25,124)	(6,283)
Net current period other comprehensive income	(6,346)	(291,722)	(144,321)
Balance	(492,113)	(485,767)	(194,045)
AccumulatedNetGainLossFromDesignatedOrQualifyingCashFlowHedgesMember
Balance	(136,221)	(74,804)	(67,008)
Other comprehensive income before reclassifications	(16,099)	(62,305)	(13,421)
Amounts reclassified from Accumulated Other comprehensive income	(13,979)	(888)	(5,625)
Net current period other comprehensive income	(2,120)	(61,417)	(7,796)
Balance	(138,341)	(136,221)	(74,804)
AccumulatedDefinedBenefitPlansAdjustmentMember
Balance	(111,215)	(60,897)	(37,751)
Other comprehensive income before reclassifications	(79,353)	(55,713)	(26,366)
Amounts reclassified from Accumulated Other comprehensive income	(11,145)	(5,395)	(3,220)
Net current period other comprehensive income	(68,208)	(50,318)	(23,146)
Balance	(179,423)	(111,215)	(60,897)
AccumulatedTranslationAdjustmentMember
Balance	(238,331)	(58,344)	55,035
Other comprehensive income before reclassifications	63,982	(179,987)	(113,379)
Net current period other comprehensive income	63,982	(179,987)	(113,379)
Balance	(174,349)	(238,331)	(58,344)
Noncontrolling interests not subject to put provisions [Member]
Balance	3,048	4,295	1,804
Other comprehensive income before reclassifications	(179)	(1,247)	2,491
Amounts reclassified from Accumulated Other comprehensive income			(8,845)
Net current period other comprehensive income	(179)	(1,247)	2,491
Balance	$ 2,869	$ 3,048	$ 4,295